Convertible Notes and Accrued Interest Payable (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Convertible Notes and Accrued Interest Payable

A summary of the convertible notes and accrued interest payable is as follow:

Face Value	Conversion Rate	Interest rate	Due Date	Accrued Interest	Carrying Value	Sept 30 2020 Total	Dec 31 2019 Total
$10,000	$0.005	-	-	$-	$10,000	$10,000	$10,000
$85,000	$0.010	-	-	-	68,100	68,100	85,000	(a)
$50,000	$0.010	10%	12/21/2020	1,250	50,000	51,250	-	(b)
$5,000	$0.010	10%	12/26/2020	133	5,000	5,133	-	(c)
$7,500	$0.010	10%	6/22/2021	268	7,500	7,768	-	(c)
$20,000	$0.040	-	-	-	20,000	20,000	20,000
$68,490	$0.050	-	-	-	68,490	68,490	48,490	(d)
$25,000	$0.050	12%	-	18,934	25,000	43,934	41,690	(e)
$25,000	$0.050	8%	-	31,297	25,000	56,297	54,797	(e)
$22,388	$0.050	5%	-	15,112	22,388	37,500	37,789	(e)
$110,000	$0.050	10%	Various	1,143	11,133	12,276	-	(f)
				$68,137	$312,611	$380,748	$297,766

All notes are unsecured and, except where specifically noted, are due on demand. Except for notes denoted below under (e), all accrued interest occurred in the nine months ended September 30, 2020. As at April 2, 2020, all the convertible notes payable have been amended to include that no such conversion shall result in the Holder holding in excess of 9.99% of the total issued and outstanding common stock of the Company at any time. The effect that conversion would have on earnings per share has not been disclosed due to the anti-dilutive effect

(a)	On July 23, 2020, $16,900 was converted into 1,690,000 common shares.
(b)	The notes are convertible into common stock at the discretion of the Holder at the lesser of $0.01 or 50% of the lowest closing bid price for the Company’s stock during the 20 days immediately preceding the date of delivery by Holder to the Company of the Conversion Notice.

(c)	The notes are convertible into common stock at the discretion of the Holder at 50% of the lowest closing bid price for the Company’s common stock during the 30 trading days immediately preceding the date of delivery by Holder to the Company of the Conversion Notice.
(d)	Included in this debt is $490 due to the former CEO.
(e)	On April 2, 2020, these notes terms were changed from non-convertible to convertible at $0.05 debt to 1 common share. During the nine-month ended September 30, 2020, interest accrued on this debt was $4,564 (2019 - $4,594). For comparative purposes, these amounts previously shown as debt payable as at December 31, 2020, have been reclassified as convertible debt.
(f)	Prior to July 17, 2020, the Company’s stock was very lightly traded, such that at the time convertible debt was issued, the instrument was not readily converted into cash. Accordingly, no portion of the instrument was allocated to equity. However, from that date forward, the Company had significant shares traded, such that any convertible debt subsequently issued could be converted into cash, and a portion or all of the proceeds could be allocated to equity. Based on the intrinsic value of the beneficial conversion feature, as per FASB topic ASC 470-20 Debt with Conversion and other Options, it was determined that all of the value of the notes should be allocated to equity and amortized to interest, based on the due date of the debt. A summary of the balances of each note is as follows:

Schedule of Convertible Notes
A summary of the balances of each note is as follows:

Allocated to equity	Due date	Amortized as Interest	Accrued Interest at 10%	Total
$20,000	09/30/2021	$835	$66	$901
$30,000	03/21/2021	5,066	469	5,535
$60,000	08/31/2021	5,232	608	5,840
$110,000		$11,133	$1,143	$12,276

Schedule of Notes Payable

The Company has three notes payable. Each note is unsecured and payable on demand.

	December 31, 2019	December 31, 2018

Note payable bearing interest at 8%	$25,000	$25,000
Accrued interest there on	29,797	27,797
	54,797	52,797

	December 31, 2019	December 31, 2018

Note payable bearing interest at 5%
(Debt is Canadian $30,000)	23,077	22,059
Accrued interest there on	14,712	12,960
	37,789	35,019

	December 31, 2019	December 31, 2018
Note payable bearing interest at 12%	25,000	25,000
Accrued interest there on	16,690	13,682
	41,690	38,682

Total debt and interest payable	$134,276	$126,498